RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Loans to related parties			¥ (168,695,802)	¥ (564,818,942)
Repayment from related parties			43,555,000	268,133,500
Interest income	¥ 41,371,162	$ 5,827,006	48,105,125	60,659,015
Service provided by related parties	(14,044)	(1,978)	(5,770,739)	(7,208,533)
Goods purchased from related parties	(2,837,072)	(399,593)	(692,797)	(3,601,778)
Service provided to related parties	2,604,417	366,824	1,397,915	1,583,446
Goods sold to related parties	23,787	3,350		756,899
GTI
Related Party Transaction
Loans to related parties			(162,490,000)	(206,256,382)
Repayment from related parties			42,305,000
Hanyuan
Related Party Transaction
Loans to related parties			(3,237,408)
Qiwen
Related Party Transaction
Loans to related parties			(2,360,000)
Yueyuan
Related Party Transaction
Loans to related parties			(608,394)
Yibon
Related Party Transaction
Loans to related parties				(3,000,000)
Repayment from related parties			1,250,000	3,750,000
Interest income	¥ 465,500	$ 65,564	¥ 12,333	544,352
Aotao
Related Party Transaction
Loans to related parties				(186,051,400)
Repayment from related parties				121,000,000
Beifu HK
Related Party Transaction
Loans to related parties				(169,511,160)
Repayment from related parties				¥ 143,383,500